RELATED PARTY TRANSACTIONS - Balances outstanding (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Sales to ANTA Sports and subsidiaries | Current payables (purchases of goods and services)
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 7.6	$ 6.3
Sales to ANTA Sports and subsidiaries | Accounts receivable, net
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	6.3	0.0
Parent company (Amer Sports Holding (Cayman) Limited) | Accounts receivable, net
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	18.0
Parent company (Amer Sports Holding (Cayman) Limited) | Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	13.3
Parent company (Amer Sports Holding (Cayman) Limited) | Loans from related parties taken in 2022
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	11.9
Parent company (Amer Sports Holding (Cayman) Limited) | Interest expenses
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	0.8
Key management | Provisions short and long-term incentive
Disclosure of transactions between related parties [line items]
Amount payable to related parties	11.2	17.9
Low Tide Properties Ltd. | Right-of-use asset / Lease liability
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 0.8	$ 0.9